Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000212508
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,632	$ 11,383	$ 12,087	$ 12,142	$ 14,805	$ 15,568	$ 14,943	$ 16,783	$ 17,190	$ 17,379
C000009628
Account Value [Line Items]
Accumulated Value	10,000	10,632	11,383	12,087	12,129	14,765	15,500	14,862	16,659	17,046	17,205
C000144329
Account Value [Line Items]
Accumulated Value	10,000	10,461	10,608	11,146	11,320	12,778	12,565	12,189	12,670	13,421	14,062
C000144330
Account Value [Line Items]
Accumulated Value	10,000	10,441	10,567	11,071	11,224	12,659	12,448	12,065	12,529	13,250	13,840
C000144331
Account Value [Line Items]
Accumulated Value	10,000	11,006	12,048	13,171	12,440	19,565	21,287	18,970	25,030	25,209	22,997
C000009625
Account Value [Line Items]
Accumulated Value	10,000	10,981	11,994	13,078	12,324	19,344	21,014	18,701	24,637	24,772	22,558
C000144332
Account Value [Line Items]
Accumulated Value	10,000	11,139	11,645	11,968	10,222	16,195	16,899	14,903	18,784	20,121	18,901
C000009627
Account Value [Line Items]
Accumulated Value	10,000	11,106	11,582	11,872	10,113	15,995	16,655	14,662	18,451	19,718	18,491
C000023365
Account Value [Line Items]
Accumulated Value	10,000	10,952	11,172	12,429	11,704	16,398	16,311	13,733	16,918	18,093	17,260
C000103219
Account Value [Line Items]
Accumulated Value	10,000	10,894	11,057	12,233	11,450	15,943	15,781	13,206	16,150	17,163	16,255
C000009629
Account Value [Line Items]
Accumulated Value	10,000	10,238	10,303	10,631	10,678	11,353	11,193	11,305	11,921	12,659	13,241
C000103218
Account Value [Line Items]
Accumulated Value	10,000	10,215	10,260	10,563	10,590	11,256	11,093	11,187	11,786	12,496	13,044
C000009630
Account Value [Line Items]
Accumulated Value	10,000	10,025	10,120	10,339	10,591	10,622	10,623	10,882	11,416	11,962	12,405
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,043	10,165	10,620	11,569	11,652	11,168	10,634	10,814	11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,043	10,165	10,620	11,569	11,652	11,168	10,634	10,814	11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,043	10,165	10,620	11,569	11,652	11,168	10,634	10,814	11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,043	10,165	10,620	11,569	11,652	11,168	10,634	10,814	11,342	11,835
Bloomberg U.S. 1000 Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	11,751	13,412	14,642	13,484	21,670	24,465	22,358	29,071	31,225	36,845
Bloomberg U.S. 1000 Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	11,751	13,412	14,642	13,484	21,670	24,465	22,358	29,071	31,225	36,845
Bloomberg U.S. 3000 Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	11,809	13,444	14,615	13,269	21,638	24,202	22,072	28,551	30,522	36,108
Bloomberg U.S. 3000 Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	11,809	13,444	14,615	13,269	21,638	24,202	22,072	28,551	30,522	36,108
Bloomberg U.S. 3000 Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	11,809	13,444	14,615	13,269	21,638	24,202	22,072	28,551	30,522	36,108
Bloomberg U.S. 3000 Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	11,809	13,444	14,615	13,269	21,638	24,202	22,072	28,551	30,522	36,108
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,043	10,165	10,620	11,569	11,652	11,168	10,634	10,814	11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,043	10,165	10,620	11,569	11,652	11,168	10,634	10,814	11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,043	10,165	10,620	11,569	11,652	11,168	10,634	10,814	11,342	11,835
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Accumulated Value	10,000	10,735	11,437	11,965	11,868	14,503	14,551	13,760	15,057	15,933	17,510
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Accumulated Value	10,000	10,735	11,437	11,965	11,868	14,503	14,551	13,760	15,057	15,933	17,510
Russell 1000 Index
Account Value [Line Items]
Accumulated Value	10,000	11,736	13,376	14,620	13,447	21,600	24,460	22,407	29,100	31,376	36,942
Russell 1000 Index
Account Value [Line Items]
Accumulated Value	10,000	11,736	13,376	14,620	13,447	21,600	24,460	22,407	29,100	31,376	36,942
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	11,801	13,431	14,608	13,275	21,583	24,149	22,077	28,544	30,604	36,140
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	11,801	13,431	14,608	13,275	21,583	24,149	22,077	28,544	30,604	36,140
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	11,801	13,431	14,608	13,275	21,583	24,149	22,077	28,544	30,604	36,140
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	11,801	13,431	14,608	13,275	21,583	24,149	22,077	28,544	30,604	36,140
Bloomberg 1-3 Year U.S. Aggregate Index
Account Value [Line Items]
Accumulated Value	10,000	10,074	10,099	10,407	10,889	11,018	10,697	10,723	11,105	11,728	12,201
Bloomberg 1-3 Year U.S. Aggregate Index
Account Value [Line Items]
Accumulated Value	10,000	10,074	10,099	10,407	10,889	11,018	10,697	10,723	11,105	11,728	12,201
ICE BofA U.S. 6-Month Treasury Bill Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,058	$ 10,174	$ 10,404	$ 10,701	$ 10,720	$ 10,712	$ 10,992	$ 11,565	$ 12,158	$ 12,652